KIRKLAND & ELLIS

PARTNERSHIPS INCLUDING PROFESSIONAL CORPORATIONS

200 East Randolph Drive

Chicago, Illinois 60601

 (312) 861-2000

Mazen Asbahi

To Call Writer Directly:

Facsimile:

(312) 861-3120

312-861-2200

mazen_asbahi@chicago.kirkland.com

March 5, 2003

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:

Light Revolution Fund, Inc.

(Registration Nos. 333-45509; 811-8535)

Dear Ladies and Gentlemen:

In lieu of filing the form of Prospectus and the form of Statement of Additional Information which will be used by the Fund after the effective date of Post-Effective Amendment No. 6 to the Fund's Registration Statement on Form N-1A as required by Rule 497(c) under the Securities Act of 1993, as amended (the "Act"), in accordance with Rule 497(j) under the Act, we hereby provide you with notice that (i) the form of Prospectus and the form of Statement of Additional Information that would have been filed under Rule 497(c) for the Fund would not have differed from the Prospectus and Statement of Additional Information contained in the Fund's Post-Effective Amendment No. 6, and (ii) the text of the Fund's Post-Effective Amendment No. 6 was filed electronically on February 28, 2003 (with an effective date of February 28, 2003).

Please do not hesitate to contact me if you have any questions regarding this letter.

Very truly yours,

KIRKLAND & ELLIS

/s/ Mazen Asbahi

Mazen Asbahi